Reinsurance Assets - Summary of Assets Arising From Reinsurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 20,507	€ 19,202
Life insurance general account [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	18,712	17,419	€ 9,714
Life insurance for account of policyholders [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	2	2	2
Non-life insurance [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	1,356	1,327	€ 1,481
Investment contracts 1 [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 437	€ 453